NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Non-controlling Interest
Balance, beginning of year		$ 1,411,239
Share of income for the year		(1,411,239)	$ (33,049)
Balance, end of year			$ 1,411,239